VARIABLE INTEREST ENTITIES ("VIEs") - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance sheet
Current assets	$ 925,597	$ 537,793
Non-current assets	4,022,698
Current liabilities	(1,307,222)	(1,180,206)
Non-current liabilities	(1,463,156)
Statement of operations
Total operating revenues	451,765	438,637	$ 448,750
Realized and unrealized gain/(loss) on oil and gas derivative instruments	204,663	(42,561)	(26,001)
Statement of cash flows
Net debt repayments	(557,255)	(934,534)	(552,195)
Proceeds from short-term and long-term debt	580,268	729,707	524,278
Financing costs paid	(17,000)	(14,577)	(24,464)
Liquefaction services revenue
Statement of operations
Total operating revenues	221,020	226,061	218,096
Variable interest entity, primary beneficiary
Statement of cash flows
Net debt repayments	(331,929)	(550,663)	(410,737)
Proceeds from short-term and long-term debt	13,250	459,707	144,278
Financing costs paid	(1,568)	(3,931)	0
Variable interest entity, primary beneficiary | Hilli LLC
Balance sheet
Current assets	157,643	65,629
Non-current assets	1,280,217	1,203,805
Current liabilities	(444,352)	(447,701)
Non-current liabilities	(270,371)	(345,058)
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments	202,998	(42,561)	(26,001)
Statement of cash flows
Net debt repayments	(97,056)	(322,304)	(243,513)
Proceeds from short-term and long-term debt	2,848	230,721	129,454
Variable interest entity, primary beneficiary | Golar Gimi
Balance sheet
Current assets	7,107	15,505
Non-current assets	877,835	658,247
Current liabilities	(18,127)	(33,844)
Non-current liabilities	(389,244)	(277,932)
Statement of cash flows
Proceeds from short-term and long-term debt	110,000	170,000	130,000
Additions to asset under development	213,481	217,590	376,276
Financing costs paid	(5,605)	(11,302)	(20,938)
Proceeds from subscription of equity interest in Gimi MS Corporation	25,403	11,081	115,246
Variable interest entity, primary beneficiary | Liquefaction services revenue | Hilli LLC
Statement of operations
Total operating revenues	$ 221,020	$ 226,061	$ 218,096